Annual Financial Report


                                 June 30, 1997

               STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*



                                        Six     Year        Year          Year         Year      Year        Year       Year
                                       Months   End         End           End          End       End         End        End
                                       06/30    12/31       12/31        12/31         12/31     12/31       12/31      12/31
                                       1997     1996        1995          1994         1993      1992        1991       1990



NET ASSET VALUE AT BEGINNING
OF PERIOD                            $30.87     $30.51     $28.14        $30.0         $29.95   $29.19       $24.62   $27.57
                                     ------     ------     ------        -----         ------   ------       ------   ------
Investment Income                      $.33       $.73       $.75         $.72         $.62       $.62         $.72     $.70

Expenses                                .18        .39        .40          .40          .33        .28          .29      .27
                                     ------     ------     ------        -----         ----     ------        -----    -----
Net Investment Income                   .15        .34        .35          .32          .29        .34          .43      .43
Net realized & Unrealized
gain (Loss) on investment              1.84       3.72       5.14        (1.43)         .58       1.10         5.86    (2.53)
                                     ------     ------     ------        -----         ----     ------        -----    ------

Total from Investment
operations                             1.99       4.06       5.49        (1.11)         .87       1.44         6.29     (2.10)
Dividends from net
investment income                                 (.34)      (.35)        (.32)        (.29)      (.34)        (.43)     (.43)
Distributions from net
realized gain                                    (3.36)     (2.77)        (.43)        (.53)      (.34)       (1.29)     (.42)
                                     ------     ------     ------        -----         ----      ------       -----     ------
Total Distributions                              (3.70)     (3.12)        (.75)        (.82)       (.68)      (1.72)     (.85)
Net change in net asset value          1.99        .36       2.37        (1.86)         .05         .76        4.57     (2.95)
Net asset value as of end
of the period                         32.86      30.87      30.51        28.14        30.00       29.95       29.19     24.62
                                     ------     ------     ------        -----        -----       -----       -----     ------
Total return
(Sales load not reflected)              6.4%      13.3%      19.5%        (3.7)%        2.9%        4.9%       25.6%     (7.6)%
Net assets, end of period           $37,158    $35,549    $32,236      $28,368      $31,567     $28,896     $23,931   $16,433
Ratio of operating expense
to net assets**                        1.16%      1.21%      1.28%        1.30%        1.11%       1.04%       1.18%     1.27%
Ratio of net investment income
to average net assets**                 .96%      1.04%      1.12%        1.04%         .96%       1.25%       1.74%     2.08%
Portfolio turnover                    23.71%      51.2%     48.72%       33.00%       18.36%      13.10%      21.50%    24.70%
Average commission rate paid           .068       .074       .072
Number of shares oustanding       1,130,808  1,038,561    965,769      984,847    1,026,469     945,006     776,974   646,664
at end of period***


               STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                                  (continued)


                                     Year        Year       Year        Year         First
                                     End         End        End         End          Seven
                                     12/31       12/31     12/31        4/30         Months
                                     1989        1988      1987         1987         4/30/83
                                                                        ****          ****


NET ASSET VALUE AT BEGINNING
OF PERIOD                            $22.55     $18.85     $22.43       $19.68      | $12.50
                                     ------     ------     ------       ------      | ------
                                                                                    |
Investment Income                      $.73       $.67       $.40         $.38      |   $.38
                                                                                    |
Expenses                                .26        .25        .16          .16      |    .20
                                     ------     ------     ------        ------     | ------
Net Investment Income                    .47       .42        .24          .22      |    .18
Net realized & Unrealized                                                           |
gain (Loss) on investment              5.41       4.09      (3.21)        3.45      |   3.08
                                     ------     ------     ------       ------      | ------
                                                                                    |
Total from Investment                                                               |
operations                              5.88      4.51      (2.97)        3.67      |   3.26
Dividends from net                                                                  |
investment income                       (.47)     (.42)      (.24)        (.22)     |   (.18)
Distributions from net                                                              |
realized gain                           (.39)     (.39)      (.38)        (.70)     |   (.19)
                                     ------     ------     ------       ------      | ------
Total Distributions                   (.86 )      (.81)      (.62)        (.92)     |   (.37)
Net change in net asset value          5.03       3.71      (3.59)        2.75      |   2.89
Net asset value as of end                                                           |
of the period                         27.57      22.55      18.85        22.43      |  15.39
                                     ------     ------     ------       ------      | ------
Total return                                                                        |
(Sales load not reflected)            26.0%       23.9%      (2.6)%       22.2%     |   10.4%
Net assets, end of period            $11,893     $6,162    $4,133       $3,404      |   $163
Ratio of operating expense                                                          |
to net assets**                      1.25%         1.24%      .80%        1.17%     |   1.08%
Ratio of net investment income                                                      |
to average net assets**              2.20%         2.18%     1.23%        1.68%     |   1.69%
Portfolio turnover                  14.60%        25.88%     8.57%        8.79%     |  74.50%
Average commission rate paid                                                        |
Number of shares oustanding          419,212     264,414   212,704     151,848      |  10,592
at end of period***



*     All adjusted for two for one share split on July 26, 1985 and
      January 2, 1990
**    Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982
**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request.
      Deleted to make space.

                                                 June 30, 1997

                          NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS


COMMON STOCKS:91.0%
---------------------
                             Shares               Market Value
                             ------               ------------
Alternative Energy and
----------------------
Process Equipment:11.4%
-----------------------
Air Products                  8000              $   650,000.00
*California Energy            1000                   38,000.00
*Calpine                      5000                   95,000.00
*Energy Conversion Devices   10000                  127,500.00
*Energy Research Corp        22500                  205,312.50
Idaho Power                   5000                  156,875.00
OM Group                     25000                  828,125.00
*Real Goods Trading           1000                    5,750.00
Trigen                       30000                  750,000.00
York International           30000                1,380,000.00
                                                  ------------
                                                $ 4,236,562.50

Clean Air:6.7%
*BHA Group                   22000              $   407,000.00
Engelhard                    30000                  628,125.00
Praxair                      15000                  840,000.00
*Thermo Instruments          20000                  612,500.00
                                                  ------------
                                                $ 2,487,625.00

Clean Water:11.4%
Ameron                       15000              $   849,375.00
Aquarion                     15000                  405,000.00
Betz Labs                    10000                  660,000.00
Calgon Carbon                25000                  346,875.00
Culligan Water               27000                1,208,250.00
*Ionics                      17000                  773,500.00
                                                  ------------
                                                $ 4,243,000.00

Conservation:4.5%
Owens Corning                 5000                  215,625.00
T J International            30000                  705,000.00
Minerals Technology          20000                  750,000.00
                                                  ------------
                                                $ 1,670,625.00

Environmental(General):3.1%
Dames & Moore                15000              $   185,625.00
*Flow International          40000                  390,000.00
*Superior Industries         20000                  475,000.00
*Thermo Sentron              10000                  111,250.00
                                                  ------------
                                                $ 1,161,875.00

Efficient Electric
Devices:3.7 %
Baldor                     40000                $ 1,182,500.00
*Itron                      7500                    194,062.50
                                                  ------------
                                                $ 1,376,562.50
Natural Foods:6.4%
*United Natural Foods        20000                  420,000.00
*Whole Foods Markets         20000                  662,500.00
*Wild Oats                   20000                  510,000.00
*Wholesome & Hearty           5000                   40,625.00
Worthington Foods            30000                  735,000.00
                                                  ------------
                                                $ 2,368,125.00



 NEW ALTERNATIVES FUND, INC               June 30, 1997
STATEMENT OF INVESTMENTS (continued)

                           Shares                 Market Value
                           ------                 ------------

Recycling-Paper:6.4%
Caraustar Ind              20000               $    692,500.00
Republic Group             38500                    774,812.50
Sonoco Products            25000                    760,937.50
*Thermo Fibertek           15000                    157,500.00
                                                 -------------
                                               $  2,385,750.00

Recycling-Metals:9.4%
Commonwealth Industries    20000                    407,500.00
Commercial Metals          25000                    806,250.00
Imco Recycling             20000                    377,500.00
*Metal Management          10000                    149,375.00
Nucor                      17000                    973,250.00
Quanex                     25000                    767,187.50
*Recycling Industries      10000                     19,375.00
                                                 -------------
                                               $  3,500,437.50

Natural Gas-Distribtion:5.8%
Energen                    10000                    336,875.00
National Fuel Gas          20000                    838,750.00
Northwest Natural Gas      15000                    392,812.50
Puget Sound Power          21500                    569,750.00
                                                 -------------
                                                $ 2,138,187.50
Natural Gas-Diversified:15.7%
Burlington Resources       25000                $ 1,103,125.00
Consolidated Natural Gas   10000                    538,125.00
Enron                      25000                  1,020,312.50
Louis Dreyfus Natual Gas   10000                    162,500.00
MCN                        30000                    918,750.00
Questar                    25000                  1,009,375.00
Williams Co's              25000                  1,093,750.00
                                                 -------------
                                                $ 5,845,937.50

Railroads:6.5%
Norfolk Southern Railway   12000                  1,209,000.00
Union Pacific Railway      17000                  1,198,500.00
                                                 -------------
                                                $ 2,407,500.00

Total Common Stock                              $33,822,187.50

Money Market Deposits and Treasury Bills:8.1%
Socially Concerned Banks

Alternatives Federal Credit Union               $   100,000.00
Community Capital Bank                              100,000.00
South Shore Bank                                    100,000.00
Vermont National Bank                               100,000.00
U.S. Treasury Bills (cost $2,587,999.45)          2,594,276.00
                                                 -------------
                                                $ 2,994,276.00

Total Common Stock(91.0%)                       $33,822,187.50
Bank money market and Treasury Bills(8.1%)        2,994,276.00
Cash and Receivables, less liabilities(0.9%)        341,614.14
                                                 -------------
NET ASSETS(100%)                                $37,158,077.64

*Securities for which no cash dividends were paid during the fiscal year.

                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 1997


                    ASSETS

Investment Securities at market value
(Cost:$27,242,235.06) (Notes 2A and 5)...........  $33,822,187.50
Bank money market deposits.......................      400,000.00
U.S.Treasury Bills at market.....................    2,594,276.00
Cash.............................................      569,525.25
Receivables:  Dividends..........................       43,262.50
              Interest...........................        1,068.52
              Securities Sold....................            0.00
              Subscriptions receivable...........       39,289.38
                                                    -------------

Total Assets  ...................................  $37,469,609.15


                     LIABILITIES

Payables:     Accrued Operating Expenses :

Accounting....................................    $     341.00
Custodian................................ ....        1,867.07
Directors Fees ...............................        1,982.14
State Taxes ..................................          182.62
Advisory fee .................................       23,346.71
Regulatory fees ..............................        2,002.76
Printing .....................................        2,033.39
Bonds.........................................        5 500.43
Transfer Agent-Fund Plan Services.............        1,776.09
Fund Pricing-Fund Plan Services...............        2,074.76
Other.........................................        1,566.44
                                                     ---------
                                                     42,673.41


Securities Purchased..........................      244,650.00
Redemptions Payable...........................       24,208.10
Dividend distribution payable.................            0.00

Total Liabilities ............................    $ 311,531.51
                                                    ----------

Net Assets at market, applicable to 1,130,808.294 outstanding shares. There are eight million commmon shares authorized. There is only one class of common stock. (note 3)

                                                ==============
                                                $37,158,077.64


                            STATEMENT OF OPERATIONS
                      For the Period Ending June 30, 1997


                         INVESTMENT INCOME AND EXPENSE

Income :
Dividends.................................... $  268,275.00
Interest ....................................    105,362.69
                                                 ----------
Total Income ................................    373,637.69

Expenses :
Management Fee (note 4) ..................... $  137,106.78
Custodian fees
United Missouri Bank.........................      9,955.00
State Taxes..................................        213.58
Accounting ..................................      1,991.00
Directors ...................................      1,290.53
Filing Fees..................................      5,538.60
Postage and Printing ........................      6,335.00
Bond and Insurance ..........................      3,201.89
Transfer Agent-Fund Plan Services............     19,831.00
Fund Pricing-Fund Plan Services..............     14,480.00
Other........................................      4,525.00
                                                 ----------
Total Expenses ..............................  $ 204,468.38

Net Investment Income .......................  $ 169,169.31


                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS



Realized gain on investments (note 2B&5)

Proceeds from sales..........................  $ 7,442,662.25
Cost of Securities Sold .....................    6,765,603.71
                                                 ------------
Net Realized Gain ...........................  $   677,058.54

Unrealized appreciation (depreciation) of investments :

Beginning of period .........................  $ 5,164,210.77
End of period  ..............................    6,579,952.44
                                                 ------------
Total unrealized appreciation (depreciation).  $ 1,415,741.67
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................   $ 2,092,800.21
                                                 ------------

Net increase (decrease) in net assets
resulting from operations....................  $ 2,261,969.52
                                                 ------------


                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                 Six Mo's End           Year End
                                   06/30/97             12/31/96


From Investment Activities:


Net Investment income ....         $169,169.31        $353,937.19

Net Realized gain from
security transactions .....         677,058.54       3,491,047.59
Unrealized appreciation
(deprec.) of investments..        1,415,741.67         426,790.92
                                 -------------      -------------

Increase (decrease) in net
assets derived from invest-
ment activities..........        $2,261,969.52      $4,271,775.70
                                 -------------      -------------

Distributions to Shareholders:

From net investment income
dividends to shareholders ..          ------          (353,837.68)

Distributions to
shareholders .......                  ------        (3,491,018.44)


From Capital Share Transactions :

Net increase (decrease) from capital
transactions (note 3)...           (652,741.03)      2,886,185.03

Increase(decrease) in
net assets:..............         1,609,208.19       3,313,104.61

Net Assets :

At the beginning of the
period.................         $35,548,869.45     $32,235,764.84
                                --------------     --------------

At the end of the
period.................         $37,158,077.64     $35,548,869.45
                                --------------     --------------


                      NOTES TO FINANCIAL STATEMENT FOR THE
                           PERIOD ENDED JUNE 30, 1997

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982.
2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:
A) SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange and the American Stock Exchange and the NASD National Market System on June 30, 1997 and at the mean between the bid and asked price on the over the counter market.
B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date(date order to buy or sell is executed).Realized gains and losses from security transactions are reported on a first in, first out basis.
C) INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.
D) FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on June 30, 1997 for federal tax purposes is $27,242,235.06.

3) CAPITAL STOCK - There are eight million shares of capital stock authorized. On June 30, 1997 - 1,130,808.294 shares were issued and outstanding. Aggregate paid in capital including reinvestment of dividends was $29,731,908.12. Transactions in capital stock were as follows:

                      Six Mo's End
                        06/30/97                  Year End 12/31/96
                      -------------               -----------------

Capital stock      Shares   $ Amount            Shares      $ Amount
sold.........   36,862.210   1,133,491.25      75,270.800    2,427,524.58
Capital stock
issued reinvest   -----         ------         113,185.546   3,494,044.05
ment of divd..
Redemptions.   (57,767.951) (1,786,232.28)   ( 93,430.127) (3,035,383.60)
               ------------ -------------    ------------  --------------
Net Increase/  (20,905.741)  (652,741.03)      95,026.219  $ 2,886,185.03
  (decrease)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets;0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale (presently 2.5%, in California) Accrued Equities reduces its management fee by the amount of such excess expense. The annualized expense ratio for the period ended June 30, 1997 was 1.16%. The fund pays no renumeration to its officers, each of whom is also an officer of Accrued Equities, Inc. 5)PURCHASES AND SALES OF SECURITIES - During period ended June 30, 1997, the aggregate cost of securities purchased totalled $ 9,933,424.54. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the period ended June 30, 1997 was $ 7,442,662.25.